Variable Interest Entities (Details) - NSPML - NSPML - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 501	$ 533
Maximum exposure to losss	$ 6	$ 11